Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

Note 12. Inventories

	December 31,	December 31,
	2018	2019
	(in thousands)

Finished goods	$41,557	41,310
Work in process	77,159	72,070
Raw materials	43,028	29,729
Supplies	817	665
	$162,561	143,774

The amounts of inventories that were charged to cost of revenues were $505,844 thousand, $536,966 thousand and $508,469 thousand, respectively, and the charges for inventories written down to net realizable value amounted to $12,298 thousand, $17,724 thousand and $25,447 thousand, for the years ended December 31, 2017, 2018 and 2019, respectively, which were also included in cost of revenues.

As of December 31, 2018 and 2019, none of the Company’s inventories was pledged as collateral.